Trade Payables (Tables)	12 Months Ended
Dec. 31, 2023
Trade payables
Summary of Trade Payables

a. Trade payables

	12/31/2023	12/31/2022
Domestic suppliers	2,842,433	2,777,021
Foreign suppliers	1,692,786	1,674,287
Trade payables - related parties (see Note 8.a.2)	147,452	259,644
	4,682,671	4,710,952

Some Company’s subsidiaries acquire oil-based fuels and LPG from Petrobras and its subsidiaries.

b. Trade payables - reverse factoring

	12/31/2023	12/31/2022
Domestic suppliers - reverse factoring	1,039,366	2,429,497
Foreign suppliers - reverse factoring	‐	237,397
	1,039,366	2,666,894